Derivative Instruments and Hedging Strategies	12 Months Ended
Dec. 02, 2012
Derivative Instruments and Hedging Strategies
Derivative Instruments and Hedging Strategies

Note 11: Derivative Instruments and Hedging Strategies

        The Company uses hedging contracts to manage the risk of its overall exposure to foreign currency and commodity price changes. All of the Company's designated hedging instruments are considered to be cash flow hedges.

Foreign Currency Exposure

        The Company is exposed to foreign currency risk related to purchases of materials made in a foreign currency. To manage the risk associated with fluctuations in foreign currencies, the Company enters into foreign currency forward and option contracts. The Company designates certain of these forward contract hedges as hedging instruments and enters into some forward and option contracts that are considered to be economic hedges which are not designated as hedging instruments. Whether designated or undesignated, these forward and option contracts protect against the change in value of forecasted foreign currency cash flows resulting from payments in a foreign currency. The fair values of foreign currency agreements are estimated as described in Note 8, taking into consideration current interest rates and the current creditworthiness of the counterparties or the Company, as applicable. Details of the specific instruments used by the Company to hedge its exposure to foreign currency fluctuations follow:

        At December 2, 2012, the Company had outstanding 26 forward foreign currency contracts to sell Canadian dollars and receive a total of $15.0 million US dollars at specified exchange rates with expiration dates ranging from December 2012 through August 2013. These foreign currency contracts were entered into to protect against the fluctuation in the Canadian subsidiary's US dollar denominated purchases of raw materials. The Company has formally designated these contracts as cash flow hedges, and they are expected to be highly effective in offsetting fluctuations in the forecasted purchases of these raw materials and equipment related to changes in the foreign currency exchange rates.

        The Company also enters into forward foreign currency contracts that are not designated as hedges for accounting purposes. The changes in fair value of these foreign currency hedges are included as a part of selling, general and administrative expenses in the Consolidated Statements of Operations. As of December 2, 2012, the Company did not have any outstanding foreign currency contracts that were not designated as hedges for accounting purposes.

        The maximum length of time over which the Company is hedging its exposure to the reduction in value of forecasted foreign currency cash flows through foreign currency forward agreements is through August 2013. Over the next twelve months, the Company expects to reclassify $0.2 million of deferred gains from accumulated other comprehensive income to cost of goods sold as related forecasted foreign currency payments are made.

Commodity Price Exposure

        The Company is exposed to risk associated with fluctuations in the prices of diesel fuel used in the transportation of its finished product to its customers. Periodically, the Company manages this risk by entering into fixed price swap agreements. The Company designates these fixed price swap contracts as hedging instruments. These contracts protect against the reduction in value of forecasted cash flows resulting from the purchases of diesel fuel. The fair values of the fixed price swap agreements are estimated as described in Note 10, taking into consideration current interest rates and the current creditworthiness of the counterparties or the Company, as applicable.

        At December 2, 2012, the Company had outstanding 15 fixed price swap contracts to purchase 1.4 million gallons of diesel fuel at specified prices from December 2012 through October 2013. Since these contracts were not formally designated as cash flow hedges, the $0.1 million change in fair value is recorded as a component of selling, general and administrative expense in the Consolidated Statements of Operation. The Company's hedging activity for diesel fuel purchases for the fiscal years ended November 27, 2011 and November 28, 2010 was not material.

        At December 2, 2012 and November 27, 2011, the only outstanding derivatives of significance were the Company's foreign exchange derivative instruments. The fair value carrying amount of these instruments was recorded as follows (in thousands):

	Asset Derivatives		Liability Derivatives
	December 2, 2012		December 2, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Other current assets	$—	Other current liabilities	$(268)

Total derivatives designated as hedging instruments		—		(268)

Derivatives not designated as hedging instruments
Commodity fixed price swap contracts	Other current assets	18	Other current liabilities	—

Total derivatives not designated as hedging instruments		18		—

Total derivatives		$18		$(268)

	Asset Derivatives		Liability Derivatives
	November 27, 2011		November 27, 2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Foreign exchange contracts	Other current assets	$1,368	Other current liabilities	$(34)

Total derivatives designated as hedging instruments		1,368		(34)

Total derivatives		$1,368		$(34)

        The effect of derivative instruments on the Consolidated Statement of Operations for fiscal 2012 and 2011 was not significant.